Segment information - Reconciliation of segment Adjusted EBITDA to Group loss before taxes (Details) - EUR (€) € in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Depreciation and amortization	€ (2,149)			€ (2,315)		€ (4,512)	€ (4,674)		€ (19,974)
Operating loss	(10,835)	€ (10,557)	€ (13,060)	(13,167)	€ (14,034)	(21,392)	(27,201)	€ (40,261)	(45,558)	€ (20,049)	€ (18,926)
Financial costs, net	(877)			(175)		(1,497)	(434)
Income tax expenses	(175)			(124)		(179)	(124)
Loss before taxes from continuing operations	(11,712)			(13,342)		(22,889)	(27,635)
Operating segment
Segment information
Reported segment Adjusted EBITDA	3,477			925		5,290	3,312		28,697	40,655	17,020
Reported segment Adjusted EBITDA after corporate expenses	(5,936)			(8,618)		(16,087)	(18,251)		(17,550)	737	(5,929)
Operating loss	(10,835)			(13,167)		(21,392)	(27,201)		(45,559)	(20,049)	(18,926)
Financial costs, net	(877)			(175)		(1,497)	(434)		(848)	(1,394)	(2,013)
Income tax expenses	(175)			(124)		(179)	(124)		24	(281)	(158)
Loss before taxes from continuing operations	(11,887)			(13,466)		(23,068)	(27,759)		(46,383)	(21,724)	(21,097)
Corporate
Segment information
Corporate expenses	(9,413)			(9,543)		(21,377)	(21,563)		(46,247)	(39,918)	(22,949)
Depreciation and amortization	(1,513)			(1,493)		(3,308)	(3,032)		(5,848)
Share-based payment expenses
Segment information
Share-based payment expenses (Note 12)	(571)			(2,234)		1,386	(4,276)		(8,035)	(5,658)	(6,418)
Depreciation and amortization
Segment information
Depreciation and amortization	(2,149)			€ (2,315)		(4,512)	€ (4,674)		€ (19,974)	€ (15,128)	€ (6,579)
One-off costs
Segment information
One-off costs	€ (2,179)					€ (2,179)